SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.SUBSEQUENT EVENTS

In September 2026, the Group completed the offering of RMB3,350 aggregate principal amount of RMB-denominated senior unsecured bonds (the “Bonds”). The Bonds were offered in offshore transactions outside the United States to non-U.S. persons (the “Bond Offering”) in reliance on Regulation S under the United States Securities Act of 1933, as amended. The Bond Offering consists of RMB3,350 of 2.25% bonds due 2031.